CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating activities:
Net income	$ 97,509	$ 62,481	$ 53,429
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	7,385	5,022	5,436
Stock-based compensation	4,840	3,514	3,443
Amortization and accretion of interest and fees, net	4,682	4,563	1,575
Amortization of capitalized mortgage servicing rights	47,202	21,705
Originations of loans held-for-sale	(4,444,939)	(2,154,732)
Proceeds from sales of loans held-for-sale, net of gain on sale	4,814,906	1,916,470
Payoffs and paydowns of loans held-for-sale	132
Mortgage servicing rights	(76,820)	(44,941)
Write-off of capitalized mortgage servicing rights from payoffs	15,832	5,796
Impairment loss on real estate owned	3,200	11,200
Provision for loan losses (net of recoveries)	(456)	(134)	4,467
Provision for loss sharing (net of recoveries)	(259)	2,235
Net charge-offs for loss sharing obligations	(1,638)	(2,444)
Gain on extinguishment of debt	(7,116)
Gain on sale of real estate		(11,631)	(7,784)
Deferred tax benefit	(7,399)
(Loss) income from equity affiliates	2,951	(12,995)	(12,301)
Loss on termination of swaps			4,630
Gain on acceleration of deferred income			(19,172)
Changes in operating assets and liabilities	796	(4,624)	2,535
Net cash provided by (used in) provided by operating activities	460,808	(198,515)	36,258
Investing Activities:
Loans and investments funded, originated and purchased, net	(1,867,393)	(870,166)	(985,008)
Payoffs and paydowns of loans and investments	959,696	667,902	985,789
Internalization of management team	(25,000)
Acquisition of the Agency Business, net of cash acquired		(63,356)
Deferred fees	10,982	11,938	4,876
Investments in real estate, net	(672)	(588)	(2,224)
Contributions to equity affiliates	(693)	(6,091)	(19,324)
Distributions from equity affiliates	4,671	12,452
Proceeds from sale of real estate, net		49,030	40,077
Proceeds from sale of available-for-sale securities		1,567
Due to borrowers and reserves	38,372	395
Purchases of securities, held-to-maturity, net	(27,173)
Payoffs and paydowns of securities held-to-maturity	460
Purchases of capitalized mortgage servicing rights	(1,199)
Purchases of securities, net			(1,552)
Principal collection on securities, net			2,100
Net cash (used in) provided by investing activities	(907,949)	(196,917)	24,734
Financing activities:
Proceeds from repurchase agreements, loan participations, credit facilities and notes payable	8,215,669	3,922,394	593,878
Paydowns and payoffs of repurchase agreements, loan participations and credit facilities	(8,593,411)	(3,571,929)	(636,940)
Payoffs of junior subordinated notes to subsidiary trust issuing preferred securities	(12,691)
Paydowns and payoffs of mortgage note payable - real estate owned		(27,155)	(30,984)
Proceeds from collateralized loan obligations	918,274	250,250	486,750
Proceeds from Debt Fund	70,000
Payoffs and paydowns of collateralized loan obligations	(219,000)	(281,250)	(177,000)
Proceeds from convertible senior unsecured notes	157,500	86,250
Payoffs and paydowns of collateralized debt obligations			(312,071)
Proceeds from mortgage note payable - real estate owned			27,155
Receipts on swaps and returns of margin calls from counterparties	430	4,600	4,840
Distributions paid on common stock	(42,612)	(31,798)	(29,495)
Distributions paid on noncontrolling interest	(15,286)	(6,794)
Distributions paid on preferred stock	(7,554)	(7,554)	(7,554)
Distributions paid on preferred stock of private REIT	(15)	(15)	(14)
Payment of deferred financing costs	(24,576)	(10,617)	(10,776)
Payments on swaps and margin calls to counterparties			(290)
Proceeds from issuance of common stock	76,225
Net cash provided by (used in) financing activities	522,953	326,382	(92,501)
Net increase (decrease) in cash, cash equivalents and restricted cash	75,812	(69,050)	(31,509)
Cash, cash equivalents and restricted cash at beginning of period	167,960	237,010	268,519
Cash, cash equivalents and restricted cash at end of period	243,772	167,960	237,010
Supplemental cash flow information:
Cash used to pay interest	75,582	53,012	43,939
Cash used to pay taxes	20,823	264	287
Supplemental schedule of non-cash investing and financing activities:
Fair value of conversion feature of convertible senior unsecured notes	4,703	2,280
Related party financing		50,000
Issuance of special voting preferred shares and operating partnership units in connection with the Acquisition		154,772
Investments transferred from real estate owned, net to real estate held-for-sale, net			26,186
Loan transferred to real estate owned, net			5,900
Satisfaction of participation loan			1,300
Retirement of participation liability			1,300
Reclassification of deferred financing costs from other assets to debt			17,429
8.25% Series A cumulative redeemable preferred stock
Supplemental schedule of non-cash investing and financing activities:
Distributions accrued on preferred stock	267	267	267
7.75% Series B cumulative redeemable preferred stock
Supplemental schedule of non-cash investing and financing activities:
Distributions accrued on preferred stock	203	203	203
8.50% Series C preferred stock
Supplemental schedule of non-cash investing and financing activities:
Distributions accrued on preferred stock	$ 159	$ 159	$ 159